Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020			$ (414,567)	$ (23,906)	$ (438,473)
Balance shares at Dec. 31, 2020	40,000,000
Net loss			(119,255)		(119,255)
Foreign currency translation adjustment				(13,800)	(13,800)
Balance at Dec. 31, 2021			(533,822)	(37,706)	(571,528)
Balance shares at Dec. 31, 2021	40,000,000
Net loss			(280,517)		(280,517)
Foreign currency translation adjustment				44,546	44,546
Issuance of new shares		500,000			500,000
Issuance of common stocks, shares	5,000,000
Balance at Dec. 31, 2022		$ 500,000	$ (814,339)	$ 6,840	$ (307,499)
Balance shares at Dec. 31, 2022	45,000,000